INCOME TAX CREDIT (Schedule of Net Operating Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	$ 136,202	$ 75,957	$ 73,893
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	69,851	62,731	68,132
Other regions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	52,511	448	1,000
America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unutilised net operating losses	$ 13,840	$ 12,778	$ 4,761